Summary of Principal Accounting Policies - Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments in equity securities - equity securities with readily determinable fair value…	¥ 242,378,696	$ 37,146,160	¥ 207,007,926
Fair Value, Recurring
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other assets - returnable consideration from acquisition of Urban Hotel Group	1,833,421		3,333,421
Short-term investments - Investments in wealth management products	201,983,182		437,279,026
Investments in equity securities - equity securities with readily determinable fair value…	242,378,696		207,007,926
Long-term investments - equity securities with readily determinable fair value…	236,812,140		262,833,287
Long-term investments -available-for-sale debt investment	103,701,474
Accrued expenses and other current liabilities - payables for contingent consideration from acquisition of Urban Hotel Group	525,685		4,027,207
Fair Value Measurements	787,234,598		914,480,867
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments in equity securities - equity securities with readily determinable fair value…	242,378,696		207,007,926
Long-term investments - equity securities with readily determinable fair value…	236,812,140		262,833,287
Fair Value Measurements	479,190,836		469,841,213
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments - Investments in wealth management products	201,983,182		437,279,026
Long-term investments -available-for-sale debt investment	103,701,474
Fair Value Measurements	305,684,656		437,279,026
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Other assets - returnable consideration from acquisition of Urban Hotel Group	1,833,421	280,984	3,333,421
Long-term investments -available-for-sale debt investment	103,701,474	15,892,946
Accrued expenses and other current liabilities - payables for contingent consideration from acquisition of Urban Hotel Group	525,685	$ 80,565	4,027,207
Fair Value Measurements	¥ 2,359,106		¥ 7,360,628